Fair Value Measurements - Summary of Change In The Fair Value Of The Derivative Warrant Liabilities (Detail) - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021
Fair Value Measurements [Line Items]
Change in fair value of derivative warrant liabilities	$ (1,167,750)	$ 3,602,500			$ (8,574,000)	$ 11,549,160
Level 3 [Member]
Fair Value Measurements [Line Items]
Derivative warrant liabilities at Begining Balance	$ 0		$ 5,936,940	$ 9,427,520	0	9,427,520
Change in fair value of derivative warrant liabilities		0	(196,940)	(3,490,580)
Transfer of private warrants to Level 2			$ (5,740,000)
Issuance of Public and Private Warrants					12,800,160
Change in fair value of derivative warrant liabilities					8,574,000
Transfer of Public Warrants to Level 1					(11,946,640)
Derivative warrant liabilities at Ending Balance		$ 0		$ 5,936,940	$ 9,427,520	$ 0